                                                                    SUPP-IPA0418

                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                         BRIGHTHOUSE SEPARATE ACCOUNT A


INVESTMENT PORTFOLIO ARCHITECT -- STANDARD VERSION AND INVESTMENT PORTFOLIO
                         ARCHITECT  -- C SHARE OPTION


                        SUPPLEMENT DATED APRIL 30, 2018
                                     TO THE
                 PROSPECTUS DATED MAY 1, 2017 (AS SUPPLEMENTED)


This supplement revises information in the prospectus dated May 1, 2017 for the Investment Portfolio Architect -- Standard Version and Investment Portfolio Architect -- C Share Option variable annuity contracts issued by Brighthouse Life Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy. The financial statements for each of the subaccounts of the Separate Account are attached. Upon request, financial statements for Brighthouse Life Insurance Company will be sent to you without charge.


1. INVESTMENT OPTIONS


Replace the list of Investment Portfolios under "INVESTMENT OPTIONS" in the prospectus with the list of Investment Portfolios attached to this prospectus supplement.


2. OTHER INFORMATION


In the "OTHER INFORMATION" section, replace the "BLIC" subsection with the following:


BLIC


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. (Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife Inc. On that date, MetLife, Inc. distributed at least 80.8% of the common stock of BHF to MetLife Inc.'s shareholders, and BHF became a separate, publicly traded company.) BHF, through its subsidiaries and affiliates, is a provider of insurance and financial services. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


In the "OTHER INFORMATION" section, replace the "Cybersecurity" subsection with the following:

CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.


3. INVESTMENT PORTFOLIO FEES AND EXPENSES TABLE


Replace the Investment Portfolio Fees and Expenses Table in the prospectus with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.


4. APPENDIX B


Replace Appendix B with the Appendix B attached to this prospectus supplement.

5. TRANSFERS -- MONITORED PORTFOLIOS


Replace the list of Monitored Portfolios in the "Restrictions on Frequent Transfers" subsection of the "TRANSFERS" section with the following:

               American Funds Global Small Capitalization Fund


               Baillie Gifford International Stock Portfolio


               BlackRock Global Allocation V.I. Fund


               BlackRock High Yield Portfolio


               Brighthouse Small Cap Value Portfolio


               Brighthouse/Aberdeen Emerging Markets Equity Portfolio


               Brighthouse/Artisan International Portfolio


               Brighthouse/Dimensional International Small Company Portfolio


               Brighthouse/Eaton Vance Floating Rate Portfolio


               Brighthouse/Templeton International Bond Portfolio


               Clarion Global Real Estate Portfolio


               Global Infrastructure Portfolio


               Harris Oakmark International Portfolio


               Invesco Small Cap Growth Portfolio


               Ivy VIP Asset Strategy


               JPMorgan Small Cap Value Portfolio


               Loomis Sayles Global Markets Portfolio


               Loomis Sayles Small Cap Core Portfolio


               MetLife MSCI EAFE(R) Index Portfolio


               MetLife Russell 2000(R) Index Portfolio


               MFS(R) Research International Portfolio


               Neuberger Berman Genesis Portfolio


               Oppenheimer Global Equity Portfolio


               PIMCO Emerging Markets Bond Portfolio


               T. Rowe Price Small Cap Growth Portfolio


               VanEck Global Natural Resources Portfolio


               Western Asset Management Strategic Bond Opportunities Portfolio

MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.57%     1.84%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2017

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                               FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Small                     0.70%         0.25%        0.29%
  Capitalization Fund

BLACKROCK VARIABLE SERIES FUNDS,
 INC.
 BlackRock Global Allocation V.I. Fund           0.63%         0.25%        0.25%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio          0.61%         0.25%        0.03%

 American Funds(R) Balanced Allocation           0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation             0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Growth Portfolio               --           0.55%        0.02%

 American Funds(R) Moderate Allocation           0.06%         0.55%        0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio              0.61%         0.25%        0.03%

 BlackRock Global Tactical Strategies            0.66%         0.25%        0.02%
  Portfolio

 BlackRock High Yield Portfolio                  0.60%         0.25%        0.07%

 Brighthouse Asset Allocation 100                0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio             0.24%         0.25%        0.01%

 Brighthouse Small Cap Value Portfolio           0.75%         0.25%        0.04%

 Brighthouse/Aberdeen Emerging Markets           0.88%         0.25%        0.11%
  Equity Portfolio

 Brighthouse/Artisan International               0.75%         0.25%        0.05%
  Portfolio

 Brighthouse/Eaton Vance Floating Rate           0.60%         0.25%        0.08%
  Portfolio

 Brighthouse/Franklin Low Duration Total         0.50%         0.25%        0.05%
  Return Portfolio

 Brighthouse/Templeton International             0.60%         0.25%        0.10%
  Bond Portfolio

 Brighthouse/Wellington Large Cap                0.56%         0.25%        0.02%
  Research Portfolio

 Clarion Global Real Estate Portfolio            0.61%         0.25%        0.05%

 ClearBridge Aggressive Growth Portfolio         0.55%         0.25%        0.03%

 Fidelity Institutional Asset Management(R)      0.42%         0.25%        0.04%
  Government Income Portfolio




                                                ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                               FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                  AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                            EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
--------------------------------------------- ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Small                      --        1.24%           --          1.24%
  Capitalization Fund

BLACKROCK VARIABLE SERIES FUNDS,
 INC.
 BlackRock Global Allocation V.I. Fund          0.01%       1.14%         0.13%         1.01%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio         0.02%       0.91%         0.02%         0.89%

 American Funds(R) Balanced Allocation          0.42%       1.03%           --          1.03%
  Portfolio

 American Funds(R) Growth Allocation            0.43%       1.05%           --          1.05%
  Portfolio

 American Funds(R) Growth Portfolio             0.35%       0.92%           --          0.92%

 American Funds(R) Moderate Allocation          0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio             0.06%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies           0.09%       1.02%         0.06%         0.96%
  Portfolio

 BlackRock High Yield Portfolio                   --        0.92%           --          0.92%

 Brighthouse Asset Allocation 100               0.67%       1.00%           --          1.00%
  Portfolio

 Brighthouse Balanced Plus Portfolio            0.43%       0.93%           --          0.93%

 Brighthouse Small Cap Value Portfolio          0.07%       1.11%         0.01%         1.10%

 Brighthouse/Aberdeen Emerging Markets            --        1.24%         0.05%         1.19%
  Equity Portfolio

 Brighthouse/Artisan International                --        1.05%           --          1.05%
  Portfolio

 Brighthouse/Eaton Vance Floating Rate            --        0.93%           --          0.93%
  Portfolio

 Brighthouse/Franklin Low Duration Total          --        0.80%         0.07%         0.73%
  Return Portfolio

 Brighthouse/Templeton International              --        0.95%         0.01%         0.94%
  Bond Portfolio

 Brighthouse/Wellington Large Cap                 --        0.83%         0.04%         0.79%
  Research Portfolio

 Clarion Global Real Estate Portfolio             --        0.91%           --          0.91%

 ClearBridge Aggressive Growth Portfolio          --        0.83%         0.02%         0.81%

 Fidelity Institutional Asset Management(R)       --        0.71%           --          0.71%
  Government Income Portfolio


                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 Harris Oakmark International Portfolio         0.77%         0.25%        0.04%

 Invesco Balanced-Risk Allocation               0.63%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                     0.56%         0.25%        0.02%

 Invesco Small Cap Growth Portfolio             0.85%         0.25%        0.03%

 JPMorgan Core Bond Portfolio                   0.55%         0.25%        0.02%

 JPMorgan Global Active Allocation              0.72%         0.25%        0.05%
  Portfolio

 JPMorgan Small Cap Value Portfolio             0.78%         0.25%        0.06%

 Loomis Sayles Global Markets Portfolio         0.70%         0.25%        0.08%

 MetLife Multi-Index Targeted Risk              0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio        0.69%         0.25%        0.05%

 Morgan Stanley Mid Cap Growth                  0.65%         0.25%        0.04%
  Portfolio

 Oppenheimer Global Equity Portfolio            0.66%         0.25%        0.04%

 PanAgora Global Diversified Risk               0.65%         0.25%        0.16%
  Portfolio

 PIMCO Inflation Protected Bond                 0.47%         0.25%        0.50%
  Portfolio

 PIMCO Total Return Portfolio                   0.48%         0.25%        0.08%

 Schroders Global Multi-Asset Portfolio         0.64%         0.25%        0.06%

 SSGA Growth and Income ETF Portfolio           0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                      0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio        0.57%         0.25%        0.02%

 TCW Core Fixed Income Portfolio                0.55%         0.25%        0.02%

 Victory Sycamore Mid Cap Value                 0.65%         0.25%        0.03%
  Portfolio

 Wells Capital Management Mid Cap               0.72%         0.25%        0.05%
  Value Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock            0.79%         0.25%        0.06%
  Portfolio

 BlackRock Bond Income Portfolio                0.33%         0.25%        0.18%

 BlackRock Capital Appreciation Portfolio       0.69%         0.25%        0.03%

 BlackRock Ultra-Short Term Bond                0.35%         0.25%        0.04%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.09%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%

 Brighthouse/Dimensional International          0.81%         0.25%        0.11%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity             0.70%         0.25%        0.02%
  Opportunities Portfolio

 Jennison Growth Portfolio                      0.60%         0.25%        0.02%

 Loomis Sayles Small Cap Core Portfolio         0.90%         0.25%        0.07%

 MetLife Aggregate Bond Index Portfolio         0.25%         0.30%        0.03%

 MetLife Mid Cap Stock Index Portfolio          0.25%         0.30%        0.04%

 MetLife MSCI EAFE(R) Index Portfolio           0.30%         0.30%        0.07%




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
 Harris Oakmark International Portfolio          --        1.06%         0.02%         1.04%

 Invesco Balanced-Risk Allocation              0.03%       0.94%         0.03%         0.91%
  Portfolio

 Invesco Comstock Portfolio                      --        0.83%         0.02%         0.81%

 Invesco Small Cap Growth Portfolio              --        1.13%         0.02%         1.11%

 JPMorgan Core Bond Portfolio                    --        0.82%         0.14%         0.68%

 JPMorgan Global Active Allocation               --        1.02%         0.06%         0.96%
  Portfolio

 JPMorgan Small Cap Value Portfolio              --        1.09%         0.10%         0.99%

 Loomis Sayles Global Markets Portfolio          --        1.03%           --          1.03%

 MetLife Multi-Index Targeted Risk             0.21%       0.64%           --          0.64%
  Portfolio

 MFS(R) Research International Portfolio         --        0.99%         0.10%         0.89%

 Morgan Stanley Mid Cap Growth                   --        0.94%         0.02%         0.92%
  Portfolio

 Oppenheimer Global Equity Portfolio             --        0.95%         0.10%         0.85%

 PanAgora Global Diversified Risk              0.04%       1.10%           --          1.10%
  Portfolio

 PIMCO Inflation Protected Bond                  --        1.22%         0.01%         1.21%
  Portfolio

 PIMCO Total Return Portfolio                    --        0.81%         0.03%         0.78%

 Schroders Global Multi-Asset Portfolio        0.01%       0.96%           --          0.96%

 SSGA Growth and Income ETF Portfolio          0.20%       0.77%           --          0.77%

 SSGA Growth ETF Portfolio                     0.21%       0.80%           --          0.80%

 T. Rowe Price Large Cap Value Portfolio         --        0.84%         0.03%         0.81%

 TCW Core Fixed Income Portfolio               0.01%       0.83%         0.14%         0.69%

 Victory Sycamore Mid Cap Value                  --        0.93%         0.09%         0.84%
  Portfolio

 Wells Capital Management Mid Cap                --        1.02%         0.06%         0.96%
  Value Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock             --        1.10%         0.12%         0.98%
  Portfolio

 BlackRock Bond Income Portfolio                 --        0.76%           --          0.76%

 BlackRock Capital Appreciation Portfolio        --        0.97%         0.09%         0.88%

 BlackRock Ultra-Short Term Bond                 --        0.64%         0.03%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.57%       0.94%         0.02%         0.92%

 Brighthouse Asset Allocation 40 Portfolio     0.59%       0.90%           --          0.90%

 Brighthouse Asset Allocation 60 Portfolio     0.61%       0.91%           --          0.91%

 Brighthouse Asset Allocation 80 Portfolio     0.64%       0.95%           --          0.95%

 Brighthouse/Dimensional International           --        1.17%         0.01%         1.16%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity              --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 Loomis Sayles Small Cap Core Portfolio        0.03%       1.25%         0.08%         1.17%

 MetLife Aggregate Bond Index Portfolio          --        0.58%         0.01%         0.57%

 MetLife Mid Cap Stock Index Portfolio         0.01%       0.60%           --          0.60%

 MetLife MSCI EAFE(R) Index Portfolio          0.01%       0.68%           --          0.68%


                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
 MetLife Russell 2000(R) Index Portfolio      0.25%         0.30%        0.06%

 MetLife Stock Index Portfolio                0.25%         0.30%        0.02%

 MFS(R) Value Portfolio                       0.70%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio           0.81%         0.25%        0.04%

 T. Rowe Price Large Cap Growth               0.60%         0.25%        0.02%
  Portfolio

 T. Rowe Price Small Cap Growth               0.47%         0.30%        0.03%
  Portfolio

 VanEck Global Natural Resources              0.78%         0.25%        0.03%
  Portfolio

 Western Asset Management Strategic           0.56%         0.25%        0.04%
  Bond Opportunities Portfolio

 Western Asset Management                     0.47%         0.25%        0.02%
  U.S. Government Portfolio

IVY VARIABLE INSURANCE PORTFOLIOS
 Ivy VIP Asset Strategy                       0.70%         0.25%        0.06%

MORGAN STANLEY VARIABLE INSURANCE
 FUND, INC.
 Global Infrastructure Portfolio              0.85%         0.25%        0.49%

OPPENHEIMER VARIABLE ACCOUNT
 FUNDS
 Oppenheimer Global Multi-Alternatives        1.03%         0.25%        0.34%
  Fund/VA

PIMCO VARIABLE INSURANCE TRUST
 PIMCO CommodityRealReturn(R) Strategy        0.74%         0.45%        0.51%
  Portfolio

 PIMCO Emerging Markets Bond                  0.85%         0.45%         --
  Portfolio

 PIMCO Unconstrained Bond Portfolio           0.85%         0.45%        0.03%




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR        ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------ ----------- ----------- --------------- -----------
 MetLife Russell 2000(R) Index Portfolio     0.01%       0.62%           --          0.62%

 MetLife Stock Index Portfolio                 --        0.57%         0.01%         0.56%

 MFS(R) Value Portfolio                        --        0.97%         0.14%         0.83%

 Neuberger Berman Genesis Portfolio            --        1.10%         0.01%         1.09%

 T. Rowe Price Large Cap Growth                --        0.87%         0.05%         0.82%
  Portfolio

 T. Rowe Price Small Cap Growth                --        0.80%           --          0.80%
  Portfolio

 VanEck Global Natural Resources             0.01%       1.07%         0.01%         1.06%
  Portfolio

 Western Asset Management Strategic            --        0.85%         0.06%         0.79%
  Bond Opportunities Portfolio

 Western Asset Management                      --        0.74%         0.01%         0.73%
  U.S. Government Portfolio

IVY VARIABLE INSURANCE PORTFOLIOS
 Ivy VIP Asset Strategy                        --        1.01%           --          1.01%

MORGAN STANLEY VARIABLE INSURANCE
 FUND, INC.
 Global Infrastructure Portfolio               --        1.59%         0.47%         1.12%

OPPENHEIMER VARIABLE ACCOUNT
 FUNDS
 Oppenheimer Global Multi-Alternatives       0.01%       1.63%         0.03%         1.60%
  Fund/VA

PIMCO VARIABLE INSURANCE TRUST
 PIMCO CommodityRealReturn(R) Strategy       0.14%       1.84%         0.14%         1.70%
  Portfolio

 PIMCO Emerging Markets Bond                   --        1.30%           --          1.30%
  Portfolio

 PIMCO Unconstrained Bond Portfolio            --        1.33%           --          1.33%


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 4)

American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolio is available under the contract:


     American Funds Global Small Capitalization Fund



BLACKROCK VARIABLE SERIES FUNDS, INC. (CLASS III)

BlackRock Variable Series Funds, Inc. is a mutual fund with multiple portfolios. BlackRock Advisors, LLC. is the manager of the portfolios. The following portfolio is available under the contract:


     BlackRock Global Allocation V.I. Fund



BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     BlackRock High Yield Portfolio (Class B)

     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Balanced Plus Portfolio (Class B)

     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Artisan International Portfolio (Class B)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)

     Brighthouse/Templeton International Bond Portfolio (Class B)

     Brighthouse/Wellington Large Cap Research Portfolio (Class B)

     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

  Fidelity Institutional Asset Management(R) Government Income Portfolio
    (Class B) (formerly Pyramis(R) Government Income Portfolio)

     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)

     JPMorgan Small Cap Value Portfolio (Class B)

     Loomis Sayles Global Markets Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     Morgan Stanley Mid Cap Growth Portfolio (Class B)

     Oppenheimer Global Equity Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     TCW Core Fixed Income Portfolio (Class B)

     Victory Sycamore Mid Cap Value Portfolio (Class B) (formerly Invesco Mid Cap Value Portfolio)

     Wells Capital Management Mid Cap Value Portfolio (Class B) (formerly Goldman Sachs Mid Cap Value Portfolio)



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Core Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class G)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     T. Rowe Price Small Cap Growth Portfolio (Class G)

     VanEck Global Natural Resources Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)



IVY VARIABLE INSURANCE PORTFOLIOS

Ivy Variable Insurance Portfolios is a mutual fund with multiple portfolios. Waddell & Reed Investment Management Company is the investment manager for each portfolio. The following portfolio is available under the contract:


     Ivy VIP Asset Strategy



MORGAN STANLEY VARIABLE INSURANCE FUND, INC. (CLASS II)

Morgan Stanley Variable Insurance Fund, Inc. is a mutual fund with multiple portfolios. Morgan Stanley Investment Management Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Global Infrastructure Portfolio



OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Oppenheimer Global Multi-Alternatives Fund/VA

PIMCO VARIABLE INSURANCE TRUST (CLASS M)

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


     PIMCO CommodityRealReturn(R) Strategy Portfolio

     PIMCO Emerging Markets Bond Portfolio

     PIMCO Unconstrained Bond Portfolio

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 4)

 American Funds Global Small                  Seeks long-term growth of capital.
 Capitalization Fund
 BLACKROCK VARIABLE SERIES FUNDS,
 INC. (CLASS III)

 BlackRock Global Allocation V.I. Fund        Seeks high total investment return.
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
 (Class B)                                    income.
 American Funds(R) Balanced Allocation        Seeks a balance between a high level of
 Portfolio (Class C)                          current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 American Funds(R) Growth Allocation          Seeks growth of capital.
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Seeks to achieve growth of capital.
 (Class C)
 American Funds(R) Moderate Allocation        Seeks a high total return in the form of
 Portfolio (Class C)                          income and growth of capital, with a greater
                                              emphasis on income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 (Class B)
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 BlackRock High Yield Portfolio (Class B)     Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Brighthouse Asset Allocation 100 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse Balanced Plus Portfolio          Seeks a balance between a high level of
 (Class B)                                    current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 Brighthouse Small Cap Value Portfolio        Seeks long-term capital appreciation.
 (Class B)
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio (Class B)
 Brighthouse/Artisan International            Seeks maximum long-term capital growth.
 Portfolio (Class B)
 Brighthouse/Eaton Vance Floating Rate        Seeks a high level of current income.
 Portfolio (Class B)
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio (Class B)                   seeking preservation of shareholders' capital.
 Brighthouse/Templeton International Bond     Seeks current income with capital
 Portfolio (Class B)                          appreciation and growth of income.



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ----------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 4)

 American Funds Global Small                  Capital Research and Management
 Capitalization Fund                          CompanySM
 BLACKROCK VARIABLE SERIES FUNDS,
 INC. (CLASS III)

 BlackRock Global Allocation V.I. Fund        BlackRock Advisors, LLC
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: AllianceBernstein L.P.
 American Funds(R) Balanced Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Allocation          Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Brighthouse Investment Advisers, LLC;
 (Class C)                                    Capital Research and Management
                                              CompanySM
 American Funds(R) Moderate Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 AQR Global Risk Balanced Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Balanced Plus Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC
 Brighthouse Small Cap Value Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadvisers: Delaware Investments Fund
                                              Advisers; Wells Capital Management
                                              Incorporated
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio (Class B)                   Subadviser: Aberdeen Asset Managers
                                              Limited
 Brighthouse/Artisan International            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Artisan Partners Limited
                                              Partnership
 Brighthouse/Eaton Vance Floating Rate        Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Eaton Vance Management
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio (Class B)                   Subadviser: Franklin Advisers, Inc.
 Brighthouse/Templeton International Bond     Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Franklin Advisers, Inc.

             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- -----------------------------------------------
 Brighthouse/Wellington Large Cap             Seeks long-term capital appreciation.
 Research Portfolio (Class B)
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
 (Class B)                                    estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 (Class B)
 Fidelity Institutional Asset Management(R)   Seeks a high level of current income,
 Government Income Portfolio (Class B)        consistent with preservation of principal.
 (formerly Pyramis(R) Government Income
 Portfolio)
 Harris Oakmark International Portfolio       Seeks long-term capital appreciation.
 (Class B)
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 (Class B)
 Invesco Comstock Portfolio (Class B)         Seeks capital growth and income.
 Invesco Small Cap Growth Portfolio           Seeks long-term growth of capital.
 (Class B)
 JPMorgan Core Bond Portfolio (Class B)       Seeks to maximize total return.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 JPMorgan Small Cap Value Portfolio           Seeks long-term capital growth.
 (Class B)
 Loomis Sayles Global Markets Portfolio       Seeks high total investment return through a
 (Class B)                                    combination of capital appreciation and
                                              income.
 MetLife Multi-Index Targeted Risk            Seeks a balance between growth of capital
 Portfolio (Class B)                          and current income, with a greater emphasis
                                              on growth of capital.
 MFS(R) Research International Portfolio      Seeks capital appreciation.
 (Class B)
 Morgan Stanley Mid Cap Growth                Seeks capital appreciation.
 Portfolio (Class B)
 Oppenheimer Global Equity Portfolio          Seeks capital appreciation.
 (Class B)
 PanAgora Global Diversified Risk             Seeks total return.
 Portfolio (Class B)
 PIMCO Inflation Protected Bond Portfolio     Seeks maximum real return, consistent with
 (Class B)                                    preservation of capital and prudent
                                              investment management.
 PIMCO Total Return Portfolio (Class B)       Seeks maximum total return, consistent with
                                              the preservation of capital and prudent
                                              investment management.
 Schroders Global Multi-Asset Portfolio       Seeks capital appreciation and current
 (Class B)                                    income.
 SSGA Growth and Income ETF Portfolio         Seeks growth of capital and income.
 (Class B)
 SSGA Growth ETF Portfolio (Class B)          Seeks growth of capital.



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 Brighthouse/Wellington Large Cap             Brighthouse Investment Advisers, LLC
 Research Portfolio (Class B)                 Subadviser: Wellington Management
                                              Company LLP
 Clarion Global Real Estate Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: ClearBridge Investments, LLC
 Fidelity Institutional Asset Management(R)   Brighthouse Investment Advisers, LLC
 Government Income Portfolio (Class B)        Subadviser: FIAM LLC
 (formerly Pyramis(R) Government Income
 Portfolio)
 Harris Oakmark International Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Harris Associates L.P.
 Invesco Balanced-Risk Allocation Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 JPMorgan Core Bond Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Global Active Allocation            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Small Cap Value Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: J.P. Morgan Investment
                                              Management Inc.
 Loomis Sayles Global Markets Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Loomis, Sayles & Company, L.P.
 MetLife Multi-Index Targeted Risk            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Overlay Portion: MetLife
                                              Investment Advisors, LLC
 MFS(R) Research International Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Massachusetts Financial Services
                                              Company
 Morgan Stanley Mid Cap Growth                Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Morgan Stanley Investment
                                              Management Inc.
 Oppenheimer Global Equity Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: OppenheimerFunds, Inc.
 PanAgora Global Diversified Risk             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: PanAgora Asset Management,
                                              Inc.
 PIMCO Inflation Protected Bond Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Pacific Investment Management
                                              Company LLC
 PIMCO Total Return Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: Pacific Investment Management
                                              Company LLC
 Schroders Global Multi-Asset Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadvisers: Schroder Investment
                                              Management North America Inc.; Schroder
                                              Investment Management North America
                                              Limited
 SSGA Growth and Income ETF Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio (Class B)          Brighthouse Investment Advisers, LLC
                                              Subadviser: SSGA Funds Management, Inc.

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- ------------------------------------------------
 T. Rowe Price Large Cap Value Portfolio     Seeks long-term capital appreciation by
 (Class B)                                   investing in common stocks believed to be
                                             undervalued. Income is a secondary
                                             objective.
 TCW Core Fixed Income Portfolio             Seeks to maximize total return consistent
 (Class B)                                   with the preservation of capital.
 Victory Sycamore Mid Cap Value              Seeks high total return by investing in equity
 Portfolio (Class B) (formerly Invesco Mid   securities of mid-sized companies.
 Cap Value Portfolio)
 Wells Capital Management Mid Cap            Seeks long-term capital appreciation.
 Value Portfolio (Class B) (formerly
 Goldman Sachs Mid Cap Value Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock         Seeks long-term growth of capital.
 Portfolio (Class B)
 BlackRock Bond Income Portfolio             Seeks a competitive total return primarily
 (Class B)                                   from investing in fixed-income securities.
 BlackRock Capital Appreciation Portfolio    Seeks long-term growth of capital.
 (Class B)
 BlackRock Ultra-Short Term Bond             Seeks a high level of current income
 Portfolio (Class B)                         consistent with preservation of capital.
 Brighthouse Asset Allocation 20 Portfolio   Seeks a high level of current income, with
 (Class B)                                   growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40 Portfolio   Seeks high total return in the form of income
 (Class B)                                   and growth of capital, with a greater
                                             emphasis on income.
 Brighthouse Asset Allocation 60 Portfolio   Seeks a balance between a high level of
 (Class B)                                   current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse/Dimensional International       Seeks long-term capital appreciation.
 Small Company Portfolio (Class B)
 Brighthouse/Wellington Core Equity          Seeks to provide a growing stream of income
 Opportunities Portfolio (Class B)           over time and, secondarily, long-term capital
                                             appreciation and current income.
 Jennison Growth Portfolio (Class B)         Seeks long-term growth of capital.
 Loomis Sayles Small Cap Core Portfolio      Seeks long-term capital growth from
 (Class B)                                   investments in common stocks or other
                                             equity securities.
 MetLife Aggregate Bond Index Portfolio      Seeks to track the performance of the
 (Class G)                                   Bloomberg Barclays U.S. Aggregate Bond
                                             Index.
 MetLife Mid Cap Stock Index Portfolio       Seeks to track the performance of the
 (Class G)                                   Standard & Poor's MidCap 400(R) Composite
                                             Stock Price Index.
 MetLife MSCI EAFE(R) Index Portfolio        Seeks to track the performance of the MSCI
 (Class G)                                   EAFE(R) Index.
 MetLife Russell 2000(R) Index Portfolio     Seeks to track the performance of the Russell
 (Class G)                                   2000(R) Index.
 MetLife Stock Index Portfolio (Class G)     Seeks to track the performance of the
                                             Standard & Poor's 500(R) Composite Stock
                                             Price Index.
 MFS(R) Value Portfolio (Class B)            Seeks capital appreciation.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 T. Rowe Price Large Cap Value Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 TCW Core Fixed Income Portfolio             Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: TCW Investment Management
                                             Company LLC
 Victory Sycamore Mid Cap Value              Brighthouse Investment Advisers, LLC
 Portfolio (Class B) (formerly Invesco Mid   Subadviser: Victory Capital Management
 Cap Value Portfolio)                        Inc.
 Wells Capital Management Mid Cap            Brighthouse Investment Advisers, LLC
 Value Portfolio (Class B) (formerly         Subadviser: Wells Capital Management
 Goldman Sachs Mid Cap Value Portfolio)      (formerly Goldman Sachs Asset
                                             Management, L.P.)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock         Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Baillie Gifford Overseas Limited
 BlackRock Bond Income Portfolio             Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 40 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 60 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 80 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse/Dimensional International       Brighthouse Investment Advisers, LLC
 Small Company Portfolio (Class B)           Subadviser: Dimensional Fund Advisors LP
 Brighthouse/Wellington Core Equity          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Wellington Management
                                             Company LLP
 Jennison Growth Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Core Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Loomis, Sayles & Company, L.P.
 MetLife Aggregate Bond Index Portfolio      Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Mid Cap Stock Index Portfolio       Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife MSCI EAFE(R) Index Portfolio        Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Russell 2000(R) Index Portfolio     Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Stock Index Portfolio (Class G)     Brighthouse Investment Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 MFS(R) Value Portfolio (Class B)            Brighthouse Investment Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------------
 Neuberger Berman Genesis Portfolio         Seeks high total return, consisting principally
 (Class B)                                  of capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio   Seeks long-term growth of capital.
 (Class B)
 T. Rowe Price Small Cap Growth Portfolio   Seeks long-term capital growth.
 (Class G)
 VanEck Global Natural Resources            Seeks long-term capital appreciation with
 Portfolio (Class B)                        income as a secondary consideration.
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)          with preservation of capital.
 Western Asset Management                   Seeks to maximize total return consistent
 U.S. Government Portfolio (Class B)        with preservation of capital and maintenance
                                            of liquidity.
 IVY VARIABLE INSURANCE PORTFOLIOS

 Ivy VIP Asset Strategy                     Seeks to provide total return.
 MORGAN STANLEY VARIABLE INSURANCE
 FUND, INC. (CLASS II)

 Global Infrastructure Portfolio            Seeks both capital appreciation and current
                                            income.
 OPPENHEIMER VARIABLE ACCOUNT
 FUNDS (SERVICE SHARES)

 Oppenheimer Global Multi-Alternatives      Seeks total return.
 Fund/VA
 PIMCO VARIABLE INSURANCE TRUST
 (CLASS M)

 PIMCO CommodityRealReturn(R) Strategy      Seeks maximum real return, consistent with
 Portfolio                                  prudent investment management.
 PIMCO Emerging Markets Bond Portfolio      Seeks maximum total return, consistent with
                                            preservation of capital and prudent
                                            investment management.
 PIMCO Unconstrained Bond Portfolio         Seeks maximum long-term return, consistent



            INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
------------------------------------------- -------------------------------------------
 Neuberger Berman Genesis Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 T. Rowe Price Large Cap Growth Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Small Cap Growth Portfolio   Brighthouse Investment Advisers, LLC
 (Class G)                                  Subadviser: T. Rowe Price Associates, Inc.
 VanEck Global Natural Resources            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                        Subadviser: Van Eck Associates Corporation
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)          Subadviser: Western Asset Management
                                            Company
 Western Asset Management                   Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio (Class B)        Subadviser: Western Asset Management
                                            Company
 IVY VARIABLE INSURANCE PORTFOLIOS

 Ivy VIP Asset Strategy                     Ivy Investment Management Company
 MORGAN STANLEY VARIABLE INSURANCE
 FUND, INC. (CLASS II)

 Global Infrastructure Portfolio            Morgan Stanley Investment Management
                                            Inc.
 OPPENHEIMER VARIABLE ACCOUNT
 FUNDS (SERVICE SHARES)

 Oppenheimer Global Multi-Alternatives      OFI Global Asset Management, Inc.
 Fund/VA                                    Subadviser: OppenheimerFunds, Inc.
 PIMCO VARIABLE INSURANCE TRUST
 (CLASS M)

 PIMCO CommodityRealReturn(R) Strategy      PIMCO
 Portfolio
 PIMCO Emerging Markets Bond Portfolio      PIMCO
 PIMCO Unconstrained Bond Portfolio         PIMCO


    with preservation of capital and prudent investment management.
